Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013
Future non-cancelable commitments related to certain contractual obligations
Contractual Obligation, Due in Next Twelve Months	$ 317
Contractual Obligation, Due in Second Year	447
Contractual Obligation, Due in Third Year	420
Contractual Obligation, Due in Fourth Year	8,043
Contractual Obligation, Due in Fifth Year	140
Contractual Obligation, Due after Fifth Year	1,172
Contractual Obligation, Total	10,539
Operating leases and service contract [Member]
Future non-cancelable commitments related to certain contractual obligations
Contractual Obligation, Due in Next Twelve Months	317
Contractual Obligation, Due in Second Year	447
Contractual Obligation, Due in Third Year	420
Contractual Obligation, Due in Fourth Year	176
Contractual Obligation, Due in Fifth Year	140
Contractual Obligation, Due after Fifth Year	710
Contractual Obligation, Total	2,210
Assets retirement obligation [Member]
Future non-cancelable commitments related to certain contractual obligations
Contractual Obligation, Due in Next Twelve Months	0
Contractual Obligation, Due in Second Year	0
Contractual Obligation, Due in Third Year	0
Contractual Obligation, Due in Fourth Year	7,867
Contractual Obligation, Due in Fifth Year	0
Contractual Obligation, Due after Fifth Year	462
Contractual Obligation, Total	$ 8,329